UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01442
                                                     ---------

                   Phoenix-Oakhurst Strategic Allocation Fund
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
            --------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------

                   Date of fiscal year end: December 31, 2004
                                            ------------------

                     Date of reporting period: June 30, 2004
                                              ----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                               Semiannual Report

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED] JUNE 30, 2004



                               OAKHURST(R)

                               Phoenix-Oakhurst Strategic Allocation Fund


                                                  [GRAPHIC OMITTED]
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COMMITTED TO INVESTOR SUCCESS(SM)

     ---------------------------------------------------------------------
       Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
     ---------------------------------------------------------------------


   This report is not authorized for distribution to prospective investors in the Phoenix-Oakhurst Strategic Allocation Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      Over the last six months, financial services firms continued to respond to regulatory attention that was paid to a few mutual fund companies' business conduct. In turn, certain industry-wide practices remain under increased scrutiny. Your Fund's Board of Trustees recognized the seriousness of these issues. As a result, it took action to expand its review of policies and procedures to insure compliance with applicable rules and regulations. Moving forward, the Board will continue to take steps to comply with new legislative proposals and to assimilate evolving best practices identified by leading industry groups such as the Investment Company Institute 1.

      I hope that you'll take time to review the activities and performance information included in this Phoenix-Oakhurst Strategic Allocation Fund semiannual report. At this time, we believe that the U.S. economy continues to demonstrate clear signs of growth in response to monetary and fiscal stimulus. Gross domestic product grew at a 4.5% rate in the first quarter of 2004, and corporate profits continue to improve. Recent reports on employment have begun to confirm that economic growth is translating into job growth. However, with the strong economy and growth, we feel that fears of accelerating inflation and uncertainty in world political events have put negative pressure on equity and fixed income markets.

      All of these indicators point to the fact that now is an opportune time for you to review your investments with your financial advisor to be sure that your portfolio is best positioned to achieve long-term success. Keep in mind that finding the best balance of performance and protection requires discipline and diversification 2. Your investment in Phoenix-Oakhurst Strategic Allocation Fund may help you in this effort.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.


Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

JULY 1, 2004



1 THE INVESTMENT COMPANY INSTITUTE (ICI) IS THE NATIONAL ASSOCIATION OF THE U.S. INVESTMENT COMPANY INDUSTRY. ICI REPRESENTS ITS MEMBERS AND THEIR SHAREHOLDERS ON ISSUES OF LEGISLATION, REGULATION, TAXATION, PUBLIC INFORMATION, ECONOMIC AND POLICY RESEARCH, BUSINESS OPERATIONS, AND STATISTICS.

2 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Fund's Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND


                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2004
                                   (UNAUDITED)


                                            STANDARD     PAR
                                            & POOR'S    VALUE
                                             RATING     (000)        VALUE
                                            --------    ------   ------------
AGENCY MORTGAGE-BACKED SECURITIES--6.3%
Fannie Mae 5.50%, 9/1/17 ..................    AAA      $2,729   $  2,799,230
Fannie Mae 6%, 12/1/32 ....................    AAA         837        856,112
Fannie Mae 5%, 5/1/34 .....................    AAA       5,393      5,216,459
Fannie Mae 5.50%, 5/1/34 ..................    AAA       1,994      1,986,927
Fannie Mae 6%, 5/1/34 .....................    AAA       4,549      4,650,382
Fannie Mae 5.50%, 6/1/34 ..................    AAA       3,500      3,487,969
GNMA 6.50%, 6/15/28 .......................    AAA          57         59,414
GNMA 6.50%, 11/15/31 ......................    AAA         145        151,587
GNMA 6.50%, 2/15/32 .......................    AAA         197        206,109
GNMA 6.50%, 4/15/32 .......................    AAA         275        287,784
GNMA 6%, 8/15/32 ..........................    AAA       2,042      2,096,757
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $21,562,466)                                      21,798,730
-----------------------------------------------------------------------------

MUNICIPAL BONDS--6.2%

CALIFORNIA--0.9%
Almeda Corridor Transportation Authority
Revenue Taxable-Sub Lien Series D
6.25%, 10/1/14 ............................    AAA         500        534,250

Contra Costa County Pension Obligation
Taxable 6.10%, 6/1/11 .....................    AAA         500        530,550

Long Beach Pension Obligation Taxable
Unrefunded Balance Revenue 6.87%,
9/1/06 ....................................    AAA         220        237,706

Marin County Taxable-Pension General
Obligation 4.79%, 8/1/15 ..................    AAA       1,000        953,640

San Luis Obispo County Revenue Taxable
Series A 3.94%, 9/1/12 ....................    AAA       1,000        923,360
                                                                 ------------
                                                                    3,179,506
                                                                 ------------

CONNECTICUT--0.3%
Connecticut State General Obligation
Series C 5%, 5/1/13 .......................    AAA       1,000      1,080,120

FLORIDA--1.9%
Florida State Department of Environmental
Protection Preservation Revenue
Series B 5%, 7/1/13 .......................    AAA       1,000      1,079,090

Florida State Department of Transportation
Series A 5%, 7/1/12 .......................    AA+         785        849,503


                                            STANDARD     PAR
                                            & POOR'S    VALUE
                                             RATING     (000)        VALUE
                                            --------    ------   ------------
Miami Beach Special Obligation Taxable
Pension Funding Project Revenue 8.60%,
9/1/21 ....................................    AAA      $3,600   $  3,881,448

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20(e) .........    AAA         595        640,250
                                                                 ------------
                                                                    6,450,291
                                                                 ------------

KENTUCKY--0.3%
Kentucky State Property and Buildings
Commission Revenue 5%, 10/1/12 ............    AAA         960      1,032,518

MAINE--0.2%
Bangor Pension Obligation Taxable Series
B 5.94%, 6/1/13 ...........................    AAA         675        716,621

NEW JERSEY--0.8%
Hamilton Township Atlantic County School
District General Obligation Taxable 4.25%,
12/15/14 ..................................    Aaa(c)      500        461,325

Monroe Township Middlesex County
General Obligation Taxable Pension 5%,
8/15/13 ...................................    AA          590        580,654

New Jersey State Turnpike Authority
Turnpike Revenue Taxable Series B 2.84%,
1/1/08 ....................................    AAA       1,000        961,970

New Jersey State Turnpike Authority
Turnpike Revenue Taxable Series B
4.252%, 1/1/16 ............................    AAA       1,000        927,780
                                                                 ------------
                                                                    2,931,729
                                                                 ------------

NEW YORK--0.2%
New York State Environmental Facilities
Corp. State Service Contract Revenue
6.70%, 3/15/08 ............................    AAA         600        657,630

PENNSYLVANIA--0.6%
Philadelphia Authority for Industrial
Development Pension Funding Retirement
Systems Revenue Taxable Series A 5.69%,
4/15/07 ...................................    AAA       1,000      1,057,920

Pittsburgh General Obligation Taxable
Pension Series A 6.50%, 3/1/14 ............    AAA       1,100      1,180,586
                                                                 ------------
                                                                    2,238,506
                                                                 ------------

2                       See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund


                                            STANDARD     PAR
                                            & POOR'S    VALUE
                                             RATING     (000)        VALUE
                                            --------    ------   ------------
TEXAS--0.2%
Water Development Board General
Obligation Taxable 4.70%, 8/1/09 ..........    AA       $  625   $    634,556

VIRGINIA--0.5%
Virginia Public Building Authority Public
Facilities Revenue Series A 5%, 8/1/12 ....    AA+       1,500      1,630,875

WASHINGTON--0.3%
Washington State Housing Trust Fund
General Obligation Taxable Series T 5%,
7/1/08 ....................................    AA        1,000      1,035,010

-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $22,258,557)                                      21,587,362
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.8%
AmeriCredit Automobile Receivables
Trust 01-D, A4 4.41%, 11/12/08 ............    AAA       1,000      1,015,410

Capital One Master Trust 01-5, A 5.30%,
6/15/09 ...................................    AAA       1,000      1,042,502

Litigation Settlement Monetized Fee Trust
02-5A, A 144A 6%, 10/25/32(d) .............    Baa(c)      382        359,204

M&I Auto Loan Trust 03-1, B 3.45%,
2/21/11 ...................................    A-          500        495,232

Morgan Stanley Auto Loan Trust 04-HB1,
A4 3.33%, 10/15/11 ........................    AAA       1,000      1,000,621

Residential Asset Mortgage Products, Inc.
03-RS6, AI2 2.39%, 11/25/24 ...............    AAA       1,000        997,414

Residential Asset Mortgage Products, Inc.
03-RS6, AI3 3.08%, 12/25/28 ...............    AAA       1,750      1,734,300

WFS Financial Owner Trust 03-1, A4
2.74%, 9/20/10 ............................    AAA       2,000      1,977,282

Whole Auto Loan Trust 02-1, B 2.91%,
4/15/09 ...................................    A           281        282,326

World Omni Auto Receivables Trust 02-A,
A4 4.05%, 7/15/09 .........................    AAA         750        763,042
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $9,765,929)                                        9,667,333
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--13.3%

AEROSPACE & DEFENSE--0.3%
Rockwell Collins, Inc. 4.75%, 12/1/13 .....    A         1,000        966,818


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    ------   ------------
AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc. 8.25%,
7/15/07 ...................................    BBB-     $  250   $    273,437

ALUMINUM--0.3%
Alcoa, Inc. 5.375%, 1/15/13 ...............    A-        1,000      1,009,170

AUTO PARTS & EQUIPMENT--0.1%
American Axle & Manufacturing, Inc.
5.25%, 2/11/14 ............................    BBB         250        239,973

AUTOMOBILE MANUFACTURERS--0.1%
DaimlerChrysler NA Holding Corp. 4.75%,
1/15/08 ...................................    BBB         500        504,143

BROADCASTING & CABLE TV--0.3%
Comcast Corp. 5.30%, 1/15/14 ..............    BBB         500        481,289
Echostar DBS Corp. 5.75%, 10/1/08 .........    BB-         500        495,625
                                                                 ------------
                                                                      976,914
                                                                 ------------

CASINOS & GAMING--0.3%
Harrah's Operating Co., Inc. 7.50%,
1/15/09 ...................................    BBB-        250        273,863

Mandalay Resort Group 6.375%,
12/15/11 ..................................    BB+         250        255,312

MGM Mirage, Inc. 9.75%, 6/1/07 ............    BB-         100        109,750
Station Casinos, Inc. 6.875%, 3/1/16 ......    B+          500        483,750
                                                                 ------------
                                                                    1,122,675
                                                                 ------------

COMMUNICATIONS EQUIPMENT--0.1%
Motorola, Inc. 7.625%, 11/15/10 ...........    BBB         250        281,465

CONSUMER FINANCE--1.1%
Ford Motor Credit Co. 7.25%, 10/25/11 .....    BBB-        500        522,145

General Electric Capital Corp. 2.75%,
9/25/06 ...................................    AAA         750        742,496

General Electric Capital Corp. 6%,
6/15/12 ...................................    AAA       1,000      1,055,288

General Motors Acceptance Corp. 6.875%,
8/28/12 ...................................    BBB         500        508,629

Household Finance Corp. 6.75%, 5/15/11 ....    A         1,000      1,092,802
                                                                 ------------
                                                                    3,921,360
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
First Data Corp. 5.625%, 11/1/11 ..........    A+        1,000      1,043,395

                        See Notes to Financial Statements                      3

Phoenix-Oakhurst Strategic Allocation Fund


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    ------   ------------
DIVERSIFIED BANKS--0.4%
Bank of America Corp. 5.25%, 12/1/15 ......    A        $  500   $    482,066
Rabobank Capital Funding II 144A 5.26%,
12/29/49(d)(e) ............................    AA          800        774,146
                                                                 ------------
                                                                    1,256,212
                                                                 ------------

DIVERSIFIED CAPITAL MARKETS--0.2%
J.P. Morgan Chase & Co. 6.50%, 1/15/09 ....    A           500        542,032

DIVERSIFIED CHEMICALS--0.1%
Cabot Corp. 144A 5.25%, 9/1/13(d) .........    BBB+        500        486,049

DIVERSIFIED COMMERCIAL SERVICES--0.8%
Harvard University 8.125%, 4/15/07 ........    AAA       1,000      1,126,020

International Lease Finance Corp. 5.75%,
2/15/07 ...................................    AA-         500        527,807

International Lease Finance Corp. 4.375%,
11/1/09 ...................................    AA-       1,000        982,736
                                                                 ------------
                                                                    2,636,563
                                                                 ------------

ELECTRIC UTILITIES--0.3%
Entergy Gulf States, Inc. 5.25%, 8/1/15 ...    BBB-        300        283,672
Oncor Electric Delivery Co. 6.375%,
1/15/15 ...................................    BBB         750        789,824
                                                                 ------------
                                                                    1,073,496
                                                                 ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Mettler Toledo International, Inc. 4.85%,
11/15/10 ..................................    BBB         500        493,611

ENVIRONMENTAL SERVICES--0.3%
Allied Waste Industries, Inc. 7.875%,
3/15/05 ...................................    BB-         500        517,500

Allied Waste North America 144A 6.125%,
2/15/14(d) ................................    BB-         500        460,000
                                                                 ------------
                                                                      977,500
                                                                 ------------

GAS UTILITIES--0.2%
AmeriGas Partners LP/AmeriGas Eagle
Finance Corp. Series B 8.875%, 5/20/11 ....    BB-         750        802,500

HEALTH CARE DISTRIBUTORS--0.2%
AmerisourceBergen Corp. 8.125%,
9/1/08 ....................................    BB          565        611,613

HEALTH CARE FACILITIES--0.1%
Manor Care, Inc. 7.50%, 6/15/06 ...........    BBB         500        532,500


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    ------   ------------
HOMEBUILDING--0.2%
Lennar Corp. 7.625%, 3/1/09 ...............    BBB-     $  500   $    553,642

HOTELS, RESORTS & CRUISE LINES--0.3%
Carnival Corp. 3.75%, 11/15/07 ............    A-        1,000        988,689

INDUSTRIAL MACHINERY--0.3%
ITW Cupids Financial Trust I 144A 6.55%,
12/31/11(d)(g) ............................    Aa(c)     1,000      1,065,775

INTEGRATED OIL & GAS--0.4%
ChevronTexaco Capital Co. 3.50%,
9/17/07 ...................................    AA        1,000        998,851

Conoco Funding Co. 5.45%, 10/15/06 ........    A-          250        261,684
                                                                 ------------
                                                                    1,260,535
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
AT&T Wireless Services, Inc. 7.875%,
3/1/11 ....................................    BBB         125        142,183

Verizon Global Funding Corp. 4.375%,
6/1/13 ....................................    A+          875        803,093
                                                                 ------------
                                                                      945,276
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--0.6%
Credit Suisse First Boston USA, Inc.
5.125%, 1/15/14 ...........................    A+          500        483,199

Goldman Sachs Group, Inc. (The) 5.70%,
9/1/12 ....................................    A+        1,000      1,014,386

Merrill Lynch & Co. 5%, 2/3/14 ............    A+          500        480,482
                                                                 ------------
                                                                    1,978,067
                                                                 ------------

LIFE & HEALTH INSURANCE--0.5%
Jefferson-Pilot Corp. 4.75%, 1/30/14 ......    AA          850        814,007
Metlife, Inc. 5%, 11/24/13 ................    A           800        775,722
                                                                 ------------
                                                                    1,589,729
                                                                 ------------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14 ............    BBB+        450        441,810

OIL & GAS EQUIPMENT & SERVICES--0.3%
Halliburton Co. 5.50%, 10/15/10 ...........    BBB         900        910,521

OIL & GAS EXPLORATION & PRODUCTION--0.4%
Chesapeake Energy Corp. 6.875%,
1/15/16 ...................................    BB-         250        245,000

Pemex Project Funding Master Trust
9.125%, 10/13/10 ..........................    BBB-        500        572,500

4                       See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    ------   ------------
Pemex Project Funding Master Trust
7.375%, 12/15/14 ..........................    BBB-     $  750   $    765,000
                                                                 ------------
                                                                    1,582,500
                                                                 ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.4%
Motiva Enterprises LLC 144A 5.20%,
9/15/12(d) ................................    A(c)      1,000        992,275

Valero Energy Corp. 4.75%, 4/1/14 .........    BBB         500        467,848
                                                                 ------------
                                                                    1,460,123
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
American Honda Finance Corp. 144A
4.50%, 5/26/09(d) .........................    A+          750        750,460

Citigroup, Inc. 5.125%, 5/5/14(j) .........    AA-       1,000        979,629

Principal Life Global Funding I 144A
4.40%, 10/1/10(d) .........................    AA          500        493,223

TIAA Global Markets 144A 3.875%,
1/22/08(d) ................................    AAA       1,000        999,429
                                                                 ------------
                                                                    3,222,741
                                                                 ------------

PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 6.75%, 2/15/11 ..........    A           500        553,892
Campbell Soup Co. 5%, 12/3/12 .............    A           500        495,582
                                                                 ------------
                                                                    1,049,474
                                                                 ------------

PAPER PRODUCTS--0.0%
International Paper Co. 5.50%, 1/15/14 ....    BBB         150        146,845

RAILROADS--0.2%
CSX Corp. 5.30%, 2/15/14 ..................    BBB         350        339,227
Union Pacific Corp. 6.50%, 4/15/12 ........    BBB         500        538,419
                                                                 ------------
                                                                      877,646
                                                                 ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
EOP Operating LP 4.75%, 3/15/14 ...........    BBB+        500        460,660

REGIONAL BANKS--1.1%
BB&T Corp. 5.20%, 12/23/15 ................    A-        1,250      1,204,119

Landesbank Baden-Wuerttemberg
New York 5.05%, 12/30/15 ..................    AAA         850        808,023

PNC Funding Corp. 5.25%, 11/15/15 .........    BBB+      1,000        963,483
Zions Bancorp. 5.65%, 5/15/14 .............    BBB-        750        741,439
                                                                 ------------
                                                                    3,717,064
                                                                 ------------


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    ------   ------------
REITS--0.2%
Colonial Properties Trust 6.25%, 6/15/14 ..    BBB-     $  450   $    449,721
HRPT Properties Trust 5.75%, 2/15/14 ......    BBB         250        244,751
                                                                 ------------
                                                                      694,472
                                                                 ------------

SOFT DRINKS--0.3%
Coca Cola Enterprises, Inc. 4.375%,
9/15/09 ...................................    A         1,000      1,001,947

SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 4.75%, 12/15/10 ...........    A           850        834,055

SPECIALTY STORES--0.1%
AutoZone, Inc. 5.50%, 11/15/15 ............    BBB+        250        239,394

TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc. 6.875%, 7/1/13 ....    BBB-        250        261,140

THRIFTS & MORTGAGE FINANCE--0.3%
Sovereign Bank 5.125%, 3/15/13 ............    BBB-        500        475,302
Washington Mutual, Inc. 4.625%, 4/1/14 ....    BBB+        500        456,017
                                                                 ------------
                                                                      931,319
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $46,246,021)                                      45,964,850
-----------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--5.0%

CS First Boston Mortgage Securities Corp.
97-C2, A3 6.55%, 1/17/35 ..................    AAA       3,725      3,991,347

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31 .......................    Aaa(c)    1,840      1,973,181

GMAC Commercial Mortgage Securities,
Inc. 97-C2, A3 6.566%, 4/15/29 ............    Aaa(c)    1,750      1,872,536

Greenwich Capital Commercial Funding
Corp. 03-FL1, M 144A 2.819%, 7/5/18(d)(e) .    BBB-        885        848,563

GS Mortgage Securities Corp. II 99-C1,
A2 6.11%, 11/18/30(e) .....................    AAA       3,348      3,554,184

J.P. Morgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%,
3/15/33 ...................................    AAA       2,250      2,409,161

Lehman Brothers Commercial Conduit
Mortgage Trust 98-C4, A1B 6.21%,
10/15/35 ..................................    AAA       1,000      1,070,840

                        See Notes to Financial Statements                      5

Phoenix-Oakhurst Strategic Allocation Fund


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    ------   ------------
PNC Mortgage Acceptance Corp. 00-C2,
A2 7.30%, 10/12/33 ........................    AAA      $1,000   $  1,125,827

Structured Asset Securities Corp. Net
Interest Margin Trust 03-25XS, A 144A
7.25%, 8/28/33(d) .........................    A           392        391,241
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $17,112,659)                                      17,236,880
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--3.1%

AUSTRIA--0.2%
Republic of Austria Series 97 3 5.75%,
4/11/07 ...................................    AAA         450(f)     584,929

BULGARIA--0.1%
Republic of Bulgaria 144A 8.25%,
1/15/15(d) ................................    BBB-        190        222,062

Republic of Bulgaria RegS 8.25%,
1/15/15 ...................................    BBB-         85         99,344
                                                                 ------------
                                                                      321,406
                                                                 ------------

CANADA--0.1%
Province of Ontario 3.125%, 5/2/08 ........    AA          500        486,380

CHILE--0.5%
Republic of Chile 1.57%, 1/28/08(e) .......    A           750        757,500
Republic of Chile 5.50%, 1/15/13 ..........    A         1,000      1,002,600
                                                                 ------------
                                                                    1,760,100
                                                                 ------------

COLOMBIA--0.0%
Republic of Colombia 10%, 1/23/12 .........    BB          125        130,000

COSTA RICA--0.2%
Republic of Costa Rica 144A 9.335%,
5/15/09(d) ................................    BB          500        540,000

MEXICO--0.3%
United Mexican States 5.875%, 1/15/14 .....    BBB-      1,000        961,000

NEW ZEALAND--0.3%
Government of New Zealand Series 205
6.50%, 2/15/05 ............................    AAA       1,500(l)     954,678

PANAMA--0.2%
Republic of Panama 8.25%, 4/22/08 .........    BB          500        542,500
Republic of Panama 9.375%, 1/16/23 ........    BB          250        256,250
                                                                 ------------
                                                                      798,750
                                                                 ------------

PERU--0.0%
Republic of Peru 8.75%, 11/21/33 ..........    BB           50         44,150


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    ------   ------------
PHILIPPINES--0.1%
Republic of Philippines 8.375%, 2/15/11 ...    BB       $  200   $    198,500

SLOVENIA--0.3%
Republic of Slovenia 4.875%, 3/18/09 ......    AA-         750(f)     956,286

SOUTH AFRICA--0.4%
Republic of South Africa 7.375%,
4/25/12 ...................................    BBB       1,250      1,359,375

SOUTH KOREA--0.4%
Republic of Korea 8.875%, 4/15/08 .........    A-          500        582,188
Republic of Korea 4.25%, 6/1/13 ...........    A-        1,000        918,900
                                                                 ------------
                                                                    1,501,088
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $10,548,627)                                      10,596,642
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(i)--3.9%

AUSTRALIA--0.1%
St. George Bank Ltd. 144A 5.30%,
10/15/15(d) ...............................    A-          500        486,318

BRAZIL--0.1%
Petrobras International Finance Co.
8.375%, 12/10/18 ..........................    Ba(c)       500        462,500

CANADA--0.1%
Thomson Corp. (The) 5.25%, 8/15/13 ........    A-          500        496,865

CHILE--0.3%
HQI Transelectric Chile SA 7.875%,
4/15/11 ...................................    A-        1,000      1,128,659

GERMANY--0.4%
Deutsche Telekom International Finance
BV 8.50%, 6/15/10(e) ......................    BBB+        500        584,279

European Investment Bank 6%, 7/15/05 ......    AAA       1,250(k)     876,455
                                                                 ------------
                                                                    1,460,734
                                                                 ------------

HONG KONG--0.6%
Hutchison Whampoa International Ltd.
144A 6.25%, 1/24/14(d) ....................    A-        2,000      1,938,944

ITALY--0.2%
Telecom Italia Capital SA 144A 4%,
11/15/08(d) ...............................    BBB+        750        736,758

MALAYSIA--0.2%
Malaysia International Shipping Corp. Ltd
144A 6.125%, 7/1/14(d)(m) .................    BBB+        750        746,565

6                       See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    ------   ------------
NETHERLANDS--0.1%
Coca-Cola HBC Finance BV 5.125%,
9/17/13 ...................................    A        $  250   $    246,470

SOUTH KOREA--0.6%
Korea Development Bank 5.50%,
11/13/12 ..................................    A-        2,000      1,971,332

SWEDEN--0.2%
Nordea Bank Sweden AB 144A 5.25%,
11/30/12(d) ...............................    A           500        497,055

UNITED KINGDOM--0.8%
BP Capital Markets plc 2.75%, 12/29/06 ....    AA+       1,500      1,480,897
HBOS plc 144A 5.375%, 11/29/49(d)(e) ......    A         1,250      1,204,638
                                                                 ------------
                                                                    2,685,535
                                                                 ------------

UNITED STATES--0.1%
Petropower I Funding Trust 144A 7.36%,
2/15/14(d) ................................    BBB         362        331,529

VENEZUELA--0.1%
Corp Andina de Fomento 5.20%, 5/21/13 .....    A           500        480,822
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $13,840,014)                                      13,670,086
-----------------------------------------------------------------------------


                                                       SHARES
                                                       -------
DOMESTIC COMMON STOCKS--54.9%

ADVERTISING--0.7%
Harte-Hanks, Inc. .................................    100,100      2,443,441

AEROSPACE & DEFENSE--1.0%
United Technologies Corp. .........................     38,800      3,549,424

AIR FREIGHT & COURIERS--1.5%
FedEx Corp. .......................................     23,900      1,952,391
Ryder System, Inc. ................................     82,900      3,321,803
                                                                 ------------
                                                                    5,274,194
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.1%
Mellon Financial Corp. ............................    135,000      3,959,550

CASINOS & GAMING--0.7%
Caesars Entertainment, Inc.(b) ....................    157,800      2,367,000

COMMUNICATIONS EQUIPMENT--2.4%
Avocent Corp.(b) ..................................     59,100      2,171,334
Cisco Systems, Inc.(b) ............................    204,400      4,844,280


                                                        SHARES       VALUE
                                                        ------   ------------
Motorola, Inc. ....................................     77,400   $  1,412,550
                                                                 ------------
                                                                    8,428,164
                                                                 ------------

COMPUTER HARDWARE--0.7%
Dell, Inc.(b) .....................................     63,300      2,267,406

CONSTRUCTION & ENGINEERING--0.5%
Jacobs Engineering Group, Inc.(b) .................     47,300      1,862,674

DATA PROCESSING & OUTSOURCED SERVICES--1.5%
Fiserv, Inc.(b) ...................................    132,100      5,137,369

DIVERSIFIED BANKS--4.2%
Bank of America Corp. .............................     96,700      8,182,754
U.S. Bancorp ......................................     47,300      1,303,588
Wells Fargo & Co. .................................     88,200      5,047,686
                                                                 ------------
                                                                   14,534,028
                                                                 ------------

DIVERSIFIED CAPITAL MARKETS--1.4%
J.P. Morgan Chase & Co. ...........................    124,400      4,822,988

DIVERSIFIED CHEMICALS--1.4%
Du Pont (E.I.) de Nemours & Co. ...................    108,700      4,828,454

DIVERSIFIED COMMERCIAL SERVICES--0.5%
ARAMARK Corp. Class B .............................     54,800      1,576,048

DRUG RETAIL--1.0%
CVS Corp. .........................................     80,100      3,365,802

ELECTRONIC EQUIPMENT MANUFACTURERS--1.3%
AVX Corp. .........................................    102,400      1,479,680
Vishay Intertechnology, Inc.(b) ...................    171,100      3,179,038
                                                                 ------------
                                                                    4,658,718
                                                                 ------------

EMPLOYMENT SERVICES--1.2%
Manpower, Inc. ....................................     41,800      2,122,186
Robert Half International, Inc. ...................     71,000      2,113,670
                                                                 ------------
                                                                    4,235,856
                                                                 ------------

FOOTWEAR--0.4%
NIKE, Inc. Class B ................................     18,600      1,408,950

HEALTH CARE DISTRIBUTORS--3.3%
AmerisourceBergen Corp. ...........................     36,400      2,175,992
Cardinal Health, Inc. .............................     41,400      2,900,070
McKesson Corp. ....................................     46,000      1,579,180
Omnicare, Inc. ....................................    109,700      4,696,257
                                                                 ------------
                                                                   11,351,499
                                                                 ------------

                        See Notes to Financial Statements                      7

Phoenix-Oakhurst Strategic Allocation Fund


                                                        SHARES       VALUE
                                                        ------   ------------
HEALTH CARE EQUIPMENT--0.9%
DENTSPLY International, Inc. ......................     62,800   $  3,271,880

HEALTH CARE FACILITIES--0.6%
Manor Care, Inc. ..................................     63,200      2,065,376

HEALTH CARE SERVICES--0.5%
Caremark Rx, Inc.(b) ..............................     57,000      1,877,580

HEALTH CARE SUPPLIES--1.1%
Fisher Scientific International, Inc.(b) ..........     66,600      3,846,150

HOUSEHOLD PRODUCTS--1.6%
Clorox Co. (The) ..................................     41,300      2,221,114
Procter & Gamble Co. (The) ........................     62,600      3,407,944
                                                                 ------------
                                                                    5,629,058
                                                                 ------------

INDUSTRIAL CONGLOMERATES--2.4%
General Electric Co. ..............................    258,500      8,375,400

INSURANCE BROKERS--0.3%
Willis Group Holdings Ltd. ........................     28,600      1,071,070

INTEGRATED OIL & GAS--1.1%
Exxon Mobil Corp. .................................     88,100      3,912,521

INTEGRATED TELECOMMUNICATION SERVICES--1.1%
SBC Communications, Inc. ..........................     69,600      1,687,800
Verizon Communications, Inc. ......................     59,600      2,156,924
                                                                 ------------
                                                                    3,844,724
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--2.3%
Merrill Lynch & Co., Inc. .........................     45,900      2,477,682
Morgan Stanley ....................................    101,100      5,335,047
                                                                 ------------
                                                                    7,812,729
                                                                 ------------

LEISURE PRODUCTS--1.7%
Brunswick Corp. ...................................     52,800      2,154,240
Marvel Enterprises, Inc.(b) .......................    192,600      3,759,552
                                                                 ------------
                                                                    5,913,792
                                                                 ------------

MOVIES & ENTERTAINMENT--3.0%
Time Warner, Inc.(b) ..............................    370,000      6,504,600
Walt Disney Co. (The) .............................    147,300      3,754,677
                                                                 ------------
                                                                   10,259,277
                                                                 ------------

OIL & GAS DRILLING--0.4%
Patterson-UTI Energy, Inc. ........................     36,100      1,206,101

OIL & GAS EXPLORATION & PRODUCTION--0.4%
Anadarko Petroleum Corp. ..........................     23,500      1,377,100


                                                        SHARES       VALUE
                                                        ------   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Citigroup, Inc. ...................................     43,300   $  2,013,450

PACKAGED FOODS & MEATS--1.3%
Heinz (H.J.) Co. ..................................     53,200      2,085,440
Kellogg Co. .......................................     56,900      2,381,265
                                                                 ------------
                                                                    4,466,705
                                                                 ------------

PHARMACEUTICALS--2.7%
Johnson & Johnson .................................     63,600      3,542,520
Pfizer, Inc. ......................................    171,700      5,885,876
                                                                 ------------
                                                                    9,428,396
                                                                 ------------

RAILROADS--1.5%
Norfolk Southern Corp. ............................    146,000      3,871,920
Union Pacific Corp. ...............................     25,200      1,498,140
                                                                 ------------
                                                                    5,370,060
                                                                 ------------

SEMICONDUCTOR EQUIPMENT--0.9%
Applied Materials, Inc.(b) ........................    108,000      2,118,960
Teradyne, Inc.(b) .................................     38,400        871,680
                                                                 ------------
                                                                    2,990,640
                                                                 ------------

SEMICONDUCTORS--0.6%
National Semiconductor Corp.(b) ...................     98,800      2,172,612

SOFT DRINKS--0.7%
PepsiCo, Inc. .....................................     47,900      2,580,852

SYSTEMS SOFTWARE--3.1%
Microsoft Corp. ...................................    270,200      7,716,912
Oracle Corp.(b) ...................................    252,600      3,013,518
                                                                 ------------
                                                                   10,730,430
                                                                 ------------

TECHNOLOGY DISTRIBUTORS--0.6%
Avnet, Inc.(b) ....................................     88,400      2,006,680

TRUCKING--0.7%
Yellow Roadway Corp.(b) ...........................     60,300      2,403,558

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $162,298,025)                                    190,697,706
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(i)--1.1%

DIVERSIFIED COMMERCIAL SERVICES--0.0%
Alps Vermoegensverwaltung (Austria)(b)(h) .........     10,288              0

ELECTRONIC MANUFACTURING SERVICES--0.5%
Flextronics International Ltd. (Singapore)(b) .....    117,800      1,878,910

8                       See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund



                                                        SHARES       VALUE
                                                        ------   ------------
PROPERTY & CASUALTY INSURANCE--0.6%
ACE Ltd. (Bermuda) ................................     47,200   $  1,995,616
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,623,874)                                        3,874,526
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.5%

SPDR Trust Series I ...............................     16,000      1,832,480
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,907,400)                                        1,832,480
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $309,163,572)                                    336,926,595
-----------------------------------------------------------------------------


                                            STANDARD      PAR
                                            & POOR'S     VALUE
                                             RATING      (000)       VALUE
                                            --------    ------   ------------
SHORT-TERM OBLIGATIONS--1.7%

FEDERAL AGENCY SECURITIES--0.4%
Fannie Mae 1.50%, 5/3/05 ..................             $1,250   $  1,243,711

COMMERCIAL PAPER--1.3%
Clipper Receivables Co. LLC 1.50%,
7/1/04 ....................................    A-1       3,350      3,350,000
Wal-Mart Stores, Inc. 1.26%, 8/3/04 .......    A-1+      1,350      1,348,441
                                                                 ------------
                                                                    4,698,441
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $5,948,441)                                        5,942,152
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $315,112,013)                                    342,868,747(a)

Other assets and liabilities, net--1.2%                             4,278,611

NET ASSETS--100.0%                                               $347,147,358











(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $32,861,760 and gross depreciation of $5,242,426 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $315,249,413.
(b)  Non-income producing.
(c)  As rated by Moody's or Fitch.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities amounted to a value of $14,324,234 or 4.1% of net assets.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f)  Par value represents Euro.
(g) Illiquid. At June 30, 2004, this security amounted to a value of $1,065,775 or 0.3% of net assets. For acquisition information, please see Note 6 "Restricted Securities" in the Notes to Financial Statements.
(h) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2004, this security amounted to a value of $0 or 0.0% of net assets.
(i) Foreign Corporate Bonds and Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted in the header or parenthetically, is determined based on criteria described in
     Note 2I "Foreign security country determination" in the Notes to Financial Statements.
(j) All or a portion segregated as collateral for delayed delivery transactions.
(k)  Par value represents Australian Dollar.
(l)  Par value represents New Zealand Dollar.
(m)  Delayed delivery security.

                        See Notes to Financial Statements                      9

Phoenix-Oakhurst Strategic Allocation Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004
                                   (UNAUDITED)


ASSETS
Investment securities at value,
   (Identified cost $315,112,013)                                $342,868,747
Cash                                                                    2,340
Receivables
   Investment securities sold                                       5,519,370
   Interest and dividends                                           1,654,819
   Fund shares sold                                                    39,264
   Tax reclaims                                                         5,991
Prepaid expenses                                                        8,677
                                                                 ------------
     Total assets                                                 350,099,208
                                                                 ------------
LIABILITIES
Payables
   Investment securities purchased                                  2,147,599
   Fund shares repurchased                                            312,915
   Investment advisory fee                                            184,354
   Distribution and service fees                                      143,721
   Transfer agent fee                                                  56,419
   Financial agent fee                                                 15,699
   Trustees' fee                                                        3,467
Accrued expenses                                                       87,676
                                                                 ------------
     Total liabilities                                              2,951,850
                                                                 ------------
NET ASSETS                                                       $347,147,358
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $310,177,568
Undistributed net investment income                                    71,993
Accumulated net realized gain                                       9,133,897
Net unrealized appreciation                                        27,763,900
                                                                 ------------
NET ASSETS                                                       $347,147,358
                                                                 ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $228,684,376)               14,949,896
Net asset value per share                                              $15.30
Offering price per share $15.30/(1-5.75%)                              $16.23

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $13,478,885)                   894,766
Net asset value and offering price per share                           $15.06

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $104,984,097)                6,976,256
Net asset value and offering price per share                           $15.05


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)


INVESTMENT INCOME
Interest                                                          $ 2,882,777
Dividends                                                           1,109,814
Foreign taxes withheld                                                   (619)
                                                                  -----------
     Total investment income                                        3,991,972
                                                                  -----------
EXPENSES
Investment advisory fee                                               872,673
Service fees, Class A                                                 270,706
Distribution and service fees, Class B                                 42,934
Distribution and service fees, Class C                                216,817
Financial agent fee                                                    95,661
Transfer agent                                                        175,377
Printing                                                               24,820
Registration                                                           22,708
Custodian                                                              20,560
Professional                                                           17,804
Trustees                                                               11,738
Miscellaneous                                                          18,496
                                                                  -----------
     Total expenses                                                 1,790,294
     Custodian fees paid indirectly                                       (23)
                                                                  -----------
     Net expenses                                                   1,790,271
                                                                  -----------
NET INVESTMENT INCOME                                               2,201,701
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                   16,110,801
Net realized gain on foreign currency transactions                     36,445
Net change in unrealized appreciation (depreciation) on
   investments                                                    (14,722,781)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency translation                    5,061
                                                                  -----------
NET GAIN ON INVESTMENTS                                             1,429,526
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 3,631,227
                                                                  ===========

10                      See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             Six Months
                                                                                                Ended
                                                                                               6/30/04        Year Ended
                                                                                             (Unaudited)       12/31/03
                                                                                             ------------    ------------
FROM OPERATIONS
   Net investment income (loss)                                                              $  2,201,701    $  3,990,079
   Net realized gain (loss)                                                                    16,147,246       4,995,996
   Net change in unrealized appreciation (depreciation)                                       (14,717,720)     26,927,585
                                                                                             ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              3,631,227      35,913,660
                                                                                             ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (1,711,982)     (3,921,881)
   Net investment income, Class B                                                                 (49,417)        (65,967)
   Net investment income, Class C                                                                (551,047)             --
                                                                                             ------------    ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (2,312,446)     (3,987,848)
                                                                                             ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (173,984 and 393,376 shares, respectively)                     2,670,015       5,394,900
   Net asset value of shares issued from Oakhurst Managed Assets Fund Merger
     (1,818,931 and 0 shares, respectively) (See Note 8)                                       28,088,112              --
   Net asset value of shares issued from reinvestment of distributions
     (94,305 and 227,277 shares, respectively)                                                  1,429,658       3,283,652
   Cost of shares repurchased (926,935 and 1,660,701 shares, respectively)                    (14,209,866)    (22,888,677)
                                                                                             ------------    ------------
Total                                                                                          17,977,919     (14,210,125)
                                                                                             ------------    ------------
CLASS B
   Proceeds from sales of shares (56,830 and 68,406 shares, respectively)                         856,340         922,198
   Net asset value of shares issued from Oakhurst Managed Assets Fund Merger
     (633,735 and 0 shares, respectively) (See Note 8)                                          9,616,772              --
   Net asset value of shares issued from reinvestment of distributions
     (2,600 and 4,395 shares, respectively)                                                        38,831          62,238
   Cost of shares repurchased (148,306 and 251,151 shares, respectively)                       (2,230,711)     (3,351,316)
                                                                                             ------------    ------------
Total                                                                                           8,281,232      (2,366,880)
                                                                                             ------------    ------------
CLASS C
   Proceeds from sales of shares (17,083 and 0 shares, respectively)                              283,785              --
   Net asset value of shares issued from Oakhurst Managed Assets Fund Merger
     (7,237,563 and 0 shares, respectively) (See Note 8)                                      109,839,589              --
   Net asset value of shares issued from reinvestment of distributions
     (28,832 and 0 shares, respectively)                                                          430,176              --
   Cost of shares repurchased (307,222 and 0 shares, respectively)                             (4,581,125)             --
                                                                                             ------------    ------------
Total                                                                                         105,972,425              --
                                                                                             ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  132,231,576     (16,577,005)
                                                                                             ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      133,550,357      15,348,807

NET ASSETS
   Beginning of period                                                                        213,597,001     198,248,194
                                                                                             ------------    ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $71,993 AND $182,738, RESPECTIVELY]                                                  $347,147,358    $213,597,001
                                                                                             ============    ============

                        See Notes to Financial Statements                     11

Phoenix-Oakhurst Strategic Allocation Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                           CLASS A
                                              SIX MONTHS       ------------------------------------------------------------------
                                                ENDED                               YEAR ENDED DECEMBER 31
                                               6/30/04         ------------------------------------------------------------------
                                             (UNAUDITED)       2003(8)          2002         2001(5)       2000          1999
Net asset value, beginning of period           $15.11          $12.92          $14.99        $15.11       $17.56        $17.03
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.14(4)         0.27(4)         0.30(4)       0.32(4)      0.40          0.32
   Net realized and unrealized gain (loss)       0.17            2.20           (2.04)        (0.09)       (0.52)         1.51
                                               ------          ------          ------        ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS            0.31            2.47           (1.74)         0.23        (0.12)         1.83
                                               ------          ------          ------        ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.12)          (0.28)          (0.33)        (0.35)       (0.35)        (0.35)
   Distributions from net realized gains           --              --              --            --        (1.98)        (0.95)
                                               ------          ------          ------        ------       ------        ------
     TOTAL DISTRIBUTIONS                        (0.12)          (0.28)          (0.33)        (0.35)       (2.33)        (1.30)
                                               ------          ------          ------        ------       ------        ------
Change in net asset value                        0.19            2.19           (2.07)        (0.12)       (2.45)         0.53
                                               ------          ------          ------        ------       ------        ------
NET ASSET VALUE, END OF PERIOD                 $15.30          $15.11          $12.92        $14.99       $15.11        $17.56
                                               ======          ======          ======        ======       ======        ======
Total return(1)                                  2.03%(7)       19.23%         (11.67)%        1.52%       (0.41)%       10.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $228,684        $208,389        $191,529      $242,370     $263,509      $307,130
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            1.20%(2)(6)     1.26%(2)(8)     1.24 %(2)     1.27%(2)     1.22 %(2)     1.20%(3)
   Net investment income                         1.77%(6)        1.99%           2.20 %        2.14%        2.22 %        1.75%
Portfolio turnover                                 39%(7)          87%             80 %          44%          61 %          69%
                                                                                           CLASS B
                                             SIX MONTHS        ------------------------------------------------------------------
                                                ENDED                               YEAR ENDED DECEMBER 31
                                               6/30/04         ------------------------------------------------------------------
                                             (UNAUDITED)       2003(8)          2002         2001(5)       2000          1999
Net asset value, beginning of period           $14.88          $12.72          $14.76        $14.88       $17.36        $16.87
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.08(4)         0.17(4)         0.20(4)       0.20(4)      0.26          0.18
   Net realized and unrealized gain (loss)       0.16            2.16           (2.02)        (0.08)       (0.51)         1.50
                                               ------          ------          ------        ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS            0.24            2.33           (1.82)         0.12        (0.25)         1.68
                                               ------          ------          ------        ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.06)          (0.17)          (0.22)        (0.24)       (0.25)        (0.24)
   Distributions from net realized gains           --             --               --            --        (1.98)        (0.95)
                                               ------          ------          ------        ------       ------        ------
     TOTAL DISTRIBUTIONS                        (0.06)          (0.17)          (0.22)        (0.24)       (2.23)        (1.19)
                                               ------          ------          ------        ------       ------        ------
Change in net asset value                        0.18            2.16           (2.04)        (0.12)       (2.48)         0.49
                                               ------          ------          ------        ------       ------        ------
NET ASSET VALUE, END OF PERIOD                 $15.06          $14.88          $12.72        $14.76       $14.88        $17.36
                                               ======          ======          ======        ======       ======        ======
Total return(1)                                  1.58%(7)       18.38%         (12.36)%        0.78%       (1.21)%       10.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $13,479          $5,208          $6,720        $9,188       $9,894       $12,114
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            1.94%(2)(6)     2.01%(2)(8)     1.99 %(2)     2.02%(2)     1.97 %(2)     1.95%(3)
   Net investment income                         1.06%(6)        1.26%           1.45 %        1.39%        1.48 %        1.01%
Portfolio turnover                                 39%(7)          87%             80 %          44%          61 %          69%

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the year ended December 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would be 1.19% and 1.94% for Class A and Class B, respectively.
(4)  Computed using average shares outstanding.
(5) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.01 for class B, increase net realized and unrealized gains and losses per share by $0.01 for class B, and decrease the ratio of net investment income to average net assets from 2.16% to 2.14% and from 1.41% to 1.39% for class A and class B, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6)  Annualized.
(7)  Not annualized.
(8) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the net investment income per share by $0.00 and $0.00 and the investment income ratio for the period ending December 31, 2003 by 0.00% and 0.00% net for Class A and Class B, respectively.

12                     See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                     CLASS C
                                                    ---------
                                                      FROM
                                                    INCEPTION
                                                    3/15/04 TO
                                                     6/30/04
                                                   (UNAUDITED)
Net asset value, beginning of period                 $15.10
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.05
   Net realized and unrealized gain (loss)            (0.02)
                                                     ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.03
                                                     ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.08)
   Distributions from net realized gains                 --
                                                     ------
     TOTAL DISTRIBUTIONS                              (0.08)
                                                     ------
Change in net asset value                             (0.05)
                                                     ------
NET ASSET VALUE, END OF PERIOD                       $15.05
                                                     ======
Total return(1)                                       (0.92)%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $104,984
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.91%(2)(3)
   Net investment income                               1.13%(3)
Portfolio turnover                                       39%(4)








(1)  Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3)  Annualized.
(4)  Not annualized.

                       See Notes to Financial Statements                      13

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)


1. ORGANIZATION

     Phoenix-Oakhurst Strategic Allocation Fund (the "Fund") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is diversified and has an investment objective to achieve the highest total return consistent with reasonable risk.
     The Fund offers Class A, Class B and as of March 15, 2004 Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
     As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.
     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains or losses are determined on the identified cost basis.


C. INCOME TAXES:

     It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.
     The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.


D. DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED) (CONTINUED)

period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


F. SECURITY LENDING:

     The Fund loans securities to qualified brokers through an agreement with State Street Bank and Trust Co. (the "Custodian"). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.


G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

     The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.


H. DEBT INDEX SECURITIES

     The Fund invests in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the underlying securities). Under the term of the basket, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.
     Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional or par amount of the basket. In connection with these investments, collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Fund will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security, and similarly, the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.
     As a result of a recent FASB Emerging Issues Task Force consensus, and subsequent related SEC staff guidance, the Fund has reclassified periodic payments made under interest debt index securities, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. This reclassification decreased net investment income and increased net realized gains by $1,535 for the period ended December 31, 2003, but had no effect on the Fund's net asset value, either in total or per share, or on its total increase (decrease) in net assets from operations during any period. Currently, the Fund does not hold any debt index securities.


I. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries at risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Fund, the Adviser, Phoenix Investment Counsel, Inc., an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.65% of the average daily net assets of the Fund up to $1 billion, 0.60% between $1 billion and $2 billion, and 0.55% in excess of $2 billion.
     As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $5,257 for Class A shares and deferred sales charges of $4,724 for Class B shares and $0 for Class C shares for the period ended June 30, 2004.
     In addition to these amounts, for the period January 1, 2004 to May 31, 2004, $3,982 was paid to W.S. Griffith Securities, Inc., formerly an indirect subsidiary of PNX, for Class A net selling commissions. On May 31, 2004, W.S. Griffith Securities, Inc. was sold to Linsco/Private Ledger, an independent broker/dealer and is no longer a subsidiary of PNX.
     Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED) (CONTINUED)


Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
     In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B and 1.00% Class C shares applied to the average daily net assets of each respective class. PEPCO has advised the Fund of the following information: $80,674 was retained by the Distributor and $439,405 was paid to unaffiliated participants for the period ended June 30, 2004 and $10,378 was paid to W.S. Griffith Securities, Inc. for the period ended May 31, 2004.
     As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of the Fund. Certain minimum fees may apply. For the period ended June 30, 2004, the Fund paid PEPCO financial agent fees totaling $95,661.
     PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended June 30, 2004, transfer agent fees were $175,377 as reported in the Statement of Operations of which PEPCO retained $85,886.
     At June 30, 2004, PNX and its affiliates and the retirement plans of PNX and its affiliates held 6,658 Class C shares of the Fund with a value of $100,197.


4. PURCHASES AND SALES OF SECURITIES

     During the year ended June 30, 2004, purchases and sales of investments, excluding short-term securities and U.S. Government and agency securities, amounted to $85,267,224 and $99,785,720, respectively. Purchases and sales of long-term U.S. Government and agency securities amounted to $17,227,602 and $13,037,706, respectively.


5. CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effect on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
     The Fund may invest a high percentage of its assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
     High yield/high risk debt securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.


6. ILLIQUID AND RESTRICTED SECURITIES

     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionaly, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.
     Restricted securities are investments in securities not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.
     At June 30, 2004, the Fund held the following restricted security:

                                           Acquisition  Acquisition     % of
                                              Date        Amount     Net Assets
                                           -----------  -----------  ----------

     ITW Cupids Financial Trust I 144A
       6.55%, 12/31/11 ...................   4/18/02      $998,490      0.3%

     At the end of the period, the value of the restricted security amounted to $1,065,775 or 0.3% of net assets.
     The Fund will bear any costs, including those involved in registration under securities Act of 1933, in connection with the disposition of restricted securities.


7. FEDERAL INCOME TAX INFORMATION

     The Fund has capital loss carryovers which may be used to offset future capital gains as follows:

                                Expiration Year
             ---------------------------------------------------
                      2009           2010          Total
             ---------------------------------------------------
                   $1,934,620     $4,908,077    $6,842,697

     The Fund may not realize the benefit of these losses to the extent the Fund does not realized gains on investments prior to the expiration of the capital loss carryovers.

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED) (CONTINUED)


8. MERGER

     On April 16, 2004, the Phoenix-Oakhurst Strategic Allocation Fund ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Managed Assets Fund ("Managed Assets") pursuant to an Agreement and Plan of Reorganization approved by the Managed Assets shareholders on March 25, 2004.
     The acquisition was accomplished by a tax-free exchange of 1,818,931 Class A shares of Strategic Allocation, 633,735 Class B shares of Strategic Allocation and 7,237,563 Class C shares of Strategic Allocation (valued at $28,088,112, $9,616,772 and $109,839,589 respectively) for 2,465,891 Class A shares of Managed Assets, 839,499 Class B shares of Managed Assets and 9,789,157 Class C shares of Managed Assets outstanding on April 16, 2004. Managed Assets net assets on that date of $147,544,473, including $13,304,261 of appreciation, were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $359,212,249.


9. PROXY VOTING PROCEDURES

     The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FUND MANAGEMENT (UNAUDITED)



     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust, except for Messrs. Dill and Romans who are serving a two year term expiring in 2006.


                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS               LENGTH OF      OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH            TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway              Served since         35           Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
  Rittenhouse Advisors, LLC     1993.                             Trustee/Director, Realty Foundation of New York (1972-present),
  101 Park Avenue                                                 Pace University (1978-present), New York Housing Partnership
  New York, NY 10178                                              Development Corp. (Chairman) (1981-present), Greater New York
  DOB: 8/2/29                                                     Councils, Boy Scouts of America (1985-present), The Academy of
                                                                  Political Science (Vice Chairman) (1985-present), Urstadt Biddle
                                                                  Property Corp. (1989-present), The Harlem Youth Development
                                                                  Foundation (1998-2002). Chairman, Metropolitan Transportation
                                                                  Authority (1992-2001). Director, Trism, Inc. (1994-2001),
                                                                  Consolidated Edison Company of New York, Inc. (1970-2002),
                                                                  Atlantic Mutual Insurance Company (1974-2002), Centennial
                                                                  Insurance Company (1974-2002), Josiah Macy, Jr., Foundation
                                                                  (1975-present), Union Pacific Corp. (1978-2002), BlackRock
                                                                  Freddie Mac Mortgage Securities Fund (Advisory Director)
                                                                  (1990-2000), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne           Served since         35           Currently retired.
  The Flat, Elmore Court        1993.
  Elmore, GL05, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  S. Leland Dill                Served since         25           Currently retired. Trustee, Scudder Investments (33 portfolios)
  7721 Blue Heron Way           2004.                             (1986-present). Director, Coutts & Co. Trust Holdings Limited
  West Palm Beach, FL 33412                                       (1991-1999), Coutts & Co. Group (1994-1999) and Coutts & Co.
  DOB: 3/28/30                                                    International (USA) (private banking) (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries           Served since         28           Director, The Empire District Electric Company (1984-present).
  8477 Bay Colony Dr. #902      1995.
  Naples, FL 34108
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.              Served since         25           Partner, Stonington Partners, Inc. (private equity fund)
  Stonington Partners, Inc.     1986.                             since 2001. Chairman (1995-2000) and Chief Executive Officer
  736 Market Street, Ste. 1430                                    (1995-1998), Carson Products Company (cosmetics).
  Chattanooga, TN 37402                                           Director/Trustee, Evergreen Funds (six portfolios).
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS               LENGTH OF      OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH            TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara         Served since         35           Managing Director, U.S. Trust Company of New York (private bank)
  U.S. Trust Company of         2001.                             (1982-present).
  New York
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris             Served since         35           Currently retired. Vice President, W.H. Reaves and Company
  164 Laird Road                1995.                             (investment management) (1993-2003).
  Colts Neck, NJ 07722
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
  Donald B. Romans              Served since         24           President, Romans & Company (private investors and financial
  39 S. Sheridan Road           2004.                             consultants) (1987-present). Trustee, Burnham Investors Trust
  Lake Forest, IL 60045                                           (5 portfolios) (1967-present).
  DOB: 4/22/31
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson           Served since         25           Managing Director, Northway Management Company (1998-present).
  Northway Management Company   1993.
  164 Mason Street
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.        Served since         25           Director, UST, Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street               1995.                             Compuware (1996-present) and WWF, Inc. (2000-present). President,
  Alexandria, VA 22314                                            The Trust for America's Health (non-profit) (2001-present).
  DOB: 5/16/31
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
     NAME, ADDRESS,                             PORTFOLIOS IN
      DATE OF BIRTH                             FUND COMPLEX                           PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH            LENGTH OF      OVERSEEN BY                           DURING PAST 5 YEARS AND
          TRUST                  TIME SERVED      TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche          Served since         30           Limited Managing Director, Lazard Freres & Co. LLC
   Lazard Freres & Co. LLC      2002.                             (1983-present). Director, The Phoenix Companies, Inc.
   30 Rockefeller Plaza,                                          (2001-present) and Phoenix Life Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin         Served since         71           Consultant, Phoenix Investment Partners Ltd. (2002-present).
   DOB: 10/23/46                1989.                             Director, PXRE Corporation (Delaware) (1985-present), World Trust
                                                                  Fund (1991-present). Chairman (1997-2002), Director (1995-2002),
   Chairman and President                                         Vice Chairman (1995-1997) and Chief Executive Officer
                                                                  (1995-2002), Phoenix Investment Partners, Ltd. Director and
                                                                  Executive Vice President, The Phoenix Companies, Inc.
                                                                  (2000-2002). Director (1994-2002) and Executive Vice President,
                                                                  Investments (1987-2002), Phoenix Life Insurance Company. Director
                                                                  (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                                  Counsel, Inc. Director (1982-2002) and President (1990-2000),
                                                                  Phoenix Equity Planning Corporation. Chairman and President,
                                                                  Phoenix/Zweig Advisers LLC (1999-2002). Director (2001-2002) and
                                                                  President (April 2002-September 2002), Phoenix Investment
                                                                  Management Company. Director and Executive Vice President,
                                                                  Phoenix Life and Annuity Company (1996-2002). Director
                                                                  (1995-2000) and Executive Vice President (1994-2002), PHL
                                                                  Variable Insurance Company. Director, Phoenix National Trust
                                                                  Holding Company (2001-2002). Director (1985-2002) and Vice
                                                                  President (1986-2002), PM Holdings, Inc. Director, W.S. Griffith
                                                                  Associates, Inc. (1995-2002). Director (1992-2002) and President
                                                                  (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates               Served since         30           Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
   Hudson Castle Group, Inc.    1987.                             Markets Inc.) (financial services) (1997-present). Managing
   c/o Northeast Investment                                       Director, Wydown Group (consulting firm) (1994-present).
   Management, Inc.                                               Director, Investors Financial Service Corporation (1995-present),
   150 Federal Street                                             Investors Bank & Trust Corporation (1995-present), Plymouth
   Suite 1000                                                     Rubber Co. (1995-present), Stifel Financial (1996-present),
   Boston, MA 02109                                               Connecticut River Bancorp (1998-present), Connecticut River Bank
   DOB: 5/31/46                                                   (1998-present), 1Mind, Inc. (1999-present) and 1Mind.com
                                                                  (2000-present). Director and Treasurer, Endowment for Health,
                                                                  Inc. (2000-present). Chairman, Emerson Investment Management,
                                                                  Inc. (2000-present). Member, Chief Executives Organization
                                                                  (1996-present). Vice Chairman, Massachusetts Housing Partnership
                                                                  (1998-1999). Director, Blue Cross and Blue Shield of New
                                                                  Hampshire (1994-1999), AIB Govett Funds (1991-2000) and Command
                                                                  Systems, Inc. (1998-2000). Director, Phoenix Investment Partners,
                                                                  Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment
    Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group, Inc. and Phoenix and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                                 POSITION(S) HELD WITH
    NAME, ADDRESS AND             TRUST AND LENGTH OF                               PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                   TIME SERVED                                     DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry                Executive Vice President          Executive Vice President since 2002. Executive Vice President,
  DOB: 3/28/52                  since 1998.                       Phoenix Investment Partners, Ltd. (1998-present), President,
                                                                  Phoenix Equity Planning Corporation (2000-present). Executive
                                                                  Vice President, Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Francis G. Waltman            Senior Vice President             Vice President, Chief Administrative Officer (2004-present),
  DOB: 7/27/62                  since May 2004.                   Senior Vice President, Chief Administrative Officer, Private
                                                                  Client Group (1999-2004), Phoenix Investment Partners, Ltd.
                                                                  Senior Vice President, Phoenix Fund Complex (May 2004-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss              Treasurer since 1994.             Vice President, Fund Accounting (1994-2000), Treasurer
  DOB: 11/24/52                                                   (1996-2000), Assistant Treasurer (2001-2003), Vice President,
                                                                  Operations (2003-present), Phoenix Equity Planning Corporation.
                                                                  Treasurer, Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth              Secretary since 2002;             Vice President and Insurance and Investment Products Counsel
  One American Row              Chief Legal Officer               (2002-present), Counsel (1993-2002), Phoenix Life Insurance
  Hartford, CT 06102            since 2003.                       Company. Director (2003-present), President (2003-present),
  DOB: 11/14/58                                                   Assistant Secretary (2002-present), Phoenix Variable Advisors,
                                                                  Inc. Secretary (2002-present), Chief Legal Officer
                                                                  (2003-present), Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES                                               INVESTMENT ADVISER
E. Virgil Conway                                       Phoenix Investment Counsel, Inc.
Harry Dalzell-Payne                                    56 Prospect Street
S. Leland Dill                                         Hartford, Connecticut 06115-0480
Francis E. Jeffries
Leroy Keith, Jr.                                       PRINCIPAL UNDERWRITER
Marilyn E. LaMarche                                    Phoenix Equity Planning Corporation
Philip R. McLoughlin                                   56 Prospect Street
Geraldine M. McNamara                                  Hartford, Connecticut 06115-0480
Everett L. Morris
James M. Oates                                         TRANSFER AGENT
Donald B. Romans                                       Phoenix Equity Planning Corporation
Richard E. Segerson                                    56 Prospect Street
Lowell P. Weicker, Jr.                                 Hartford, Connecticut 06115-0480

OFFICERS                                               CUSTODIAN
Philip R. McLoughlin, President                        State Street Bank and Trust Company
John F. Sharry, Executive Vice President               P.O. Box 5501
Francis G. Waltman, Senior Vice President              Boston, Massachusetts 02206-5501
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary                            HOW TO CONTACT US
                                                       Mutual Fund Services                         1-800-243-1574
-------------------------------------------------      Advisor Consulting Group                     1-800-243-4361
 IMPORTANT NOTICE TO SHAREHOLDERS                      Text Telephone                               1-800-243-1926
 The Securities and Exchange Commission has            Web site                             PHOENIXINVESTMENTS.COM
 modified mailing regulations for semiannual and
 annual shareholder fund reports to allow mutual
 fund companies to send a single copy of these
 reports to shareholders who share the same
 mailing address. If you would like additional
 copies, please call Mutual Fund Services at
 1-800-243-1574.
-------------------------------------------------

               (This page has been left blank intentionally.)

               (This page has been left blank intentionally.)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.



For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.








NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 462 (8/04)




ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.



ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).



(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        Phoenix-Oakhurst Strategic Allocation Fund
             -------------------------------------------------------------------

By (Signature and Title)*           /s/Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date        September 2, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date        September 2, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/Nancy G. Curtiss
                         -------------------------------------------------------
                                    Nancy G. Curtiss, Treasurer
                                    (principal financial officer)

Date        September 2, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.